Commitments	12 Months Ended
Dec. 31, 2011
Commitments [Abstract]
Commitments Disclosure [Text Block]
Commitments
Lease Commitments
The Company leases manufacturing, warehouse and other facilities, real estate, transportation, and data processing and other equipment under leases that expire at various dates through the year 2023. Rent expense, which is recognized on a straight-line basis over the life of the lease term, was $129.4 million, $122.7 million and $120.2 million in 2011, 2010 and 2009, respectively.
Future minimum rental payments for operating leases with initial or remaining terms in excess of one year are as follows as of December 31, 2011 (in millions):

2012	2013	2014	2015	2016	Thereafter	Total
$110.7	$77.8	$62.0	$43.1	$28.2	$86.4	$408.2

Purchase Obligations
The Company enters into certain obligations to purchase finished goods, raw materials, components and services pursuant to legally enforceable and binding obligations, which include all significant terms.
As of December 31, 2011, the Company's future estimated total purchase obligations are as follows (in millions):

2012	2013	2014	Total
$477.3	$76.0	$77.0	$630.3